Summary of Significant Accounting Policies (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	12 to 40 years
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 to 20 years
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 to 20 years